CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (21,668)	$ (12,177)	$ (6,658)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	111	92	61
Share-based compensation to employees and non employees	5,179	215	113
Deferred taxes	(60)	16	(42)
Financial expenses related to convertible loans		2,166	6
Revaluation of fair value of warrants to purchase convertible preferred share	(776)	1,111	832
Issuance of Warrants to venture lending	835
Issuance of Warrants to service provider	73
Changes in assets and liabilities:
Trade receivables, net	(1,651)	(70)	(234)
Prepaid expenses and other current assets	(440)	(305)	62
Inventories	196	(413)	(265)
Trade payables	445	10	440
Employees and payroll accruals	308	269	138
Deferred revenues and advances from customers	(72)	272	(21)
Other liabilities	1,105	2	181
Severance pay, net	(18)	12
Net cash used in operating activities	(15,319)	(8,800)	(5,387)
Cash flows from investing activities:
Change in long-term deposits		7	(38)
Investment in short-term deposits	(10,000)
Maturities of short-term deposits	8,333
Purchase of property and equipment	(169)	(187)	(148)
Net cash used in investing activities	(1,836)	(180)	(186)
Cash flows from financing activities:
Issuance of convertible loans		7,048	682
Issuance of ordinary share upon exercise of stock options by employees	2
Exercise of warrants into Series C and D to convertible preferred shares	1,078
Issuance of ordinary shares in IPO, net of issuance expenses in an amount of $5,138	36,263
Net cash provided by financing activities	50,124	17,071	5,783
Increase in cash and cash equivalents	32,969	8,091	210
Cash and cash equivalents at beginning of period	8,860	769	559
Cash and cash equivalents at end of period	41,829	8,860	769
Supplemental disclosures of non-cash flow information
Exercise of warrants to purchase preferred shares into Series C and D preferred shares	2,804
Reclassification of liability warrants to equity warrants	5,555
Supplemental disclosures of cash flow information:
Cash paid for income taxes		123
Series C Convertible preferred Shares [Member]
Cash flows from financing activities:
Issuance of convertible preferred shares, including warrants, net			5,101
Supplemental disclosures of non-cash flow information
Conversion of convertible loan into convertible preferred share			1,017
Series D Convertible preferred Shares [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Financial expenses resulted from Issuance of Series D preferred shares to related party	1,114
Cash flows from financing activities:
Issuance of convertible preferred shares, including warrants, net		10,023
Supplemental disclosures of non-cash flow information
Conversion of convertible loan into convertible preferred share		9,896
Warrants to purchase Series D convertible preferred share issued to service provider		62
Series E convertible preferred shares [Member]
Cash flows from financing activities:
Issuance of convertible preferred shares, including warrants, net	$ 12,781